Employee Benefit Plan, Statement of Net Assets Available for Benefits (Statement) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Investments, at fair value	$ 59,947,072,836	$ 53,449,351,051
Investments, at contract value	3,821,028,147	3,935,809,874
Total investments	63,768,100,983	57,385,160,925
Notes receivable from participants	776,543,902	792,666,444
Total assets	64,544,644,885	58,177,827,369
Net assets available for benefits	$ 64,544,644,885	$ 58,177,827,369